Per Share Amounts - Preferred Share Dividends (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 14	$ 36
Series 1 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	7	7
Series 2 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	1	2
Series 3 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	0	12
Series 5 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	2	9
Series 7 First Preferred Shares
Earnings per share [line items]
Total Preferred Share Dividends Declared	$ 4	$ 6